Tax liabilities, PRT (Tax regularization program) (Details) R$ in Thousands		6 Months Ended			7 Months Ended
		Jun. 30, 2018 BRL (R$) Installment		Jun. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jun. 30, 2018 BRL (R$)		Dec. 31, 2017 BRL (R$)		May 31, 2017 BRL (R$)
Tax liability recognized [Abstract]
Total		R$ 682,989			R$ 565,289	R$ 682,989		R$ 565,289
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		565,289
Tax loss carryforward not used to settle the tax liability under the program		(87,829)		R$ 370,116
Tax liabilities, end of the period		682,989			565,289
Current						171,861		169,505
Non-current						511,128		395,784
PRT [Member]
Tax liability recognized [Abstract]
Federal taxes past due recorded in prior years										R$ 160,605
Legal claims in progress recorded in 2017										174,028
Tax installments in progress already recorded in prior years										195,094
Total tax liability to be settled under the program										529,727
Tax loss carryforward used to settle the tax liability under the program (Note 18)										(370,116)
Total		R$ 123,467	[1]		123,467 [1]	301,821	[1]	123,467	[1]	R$ 159,611
Tax liabilities to be paid in 24 installment						125,415
Number of installments | Installment		24
Tax liabilities to be paid in 60 installment						34,196
Number of installments for payments of residual | Installment		60
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		R$ 123,467	[1]		159,611
IOF Inclusion - Sep / 17 - transferred from PERT		70,995
Addition of processes in the PRT		2,417
Additional tax liabilities included in the PRT		40,288
Tax loss carryforward not used to settle the tax liability under the program		87,829
Payments		(38,972)			(42,310)
Accrued interest		17,360			6,166
Others		(1,563)
Tax liabilities, end of the period	[1]	301,821			123,467
Current						64,214
Non-current						237,607
PRT [Member] | 2018 [Member]
Tax liability recognized [Abstract]
Total		73,753			73,753	64,214		73,753
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		73,753
Tax liabilities, end of the period		64,214			73,753
PRT [Member] | 2019 [Member]
Tax liability recognized [Abstract]
Total		22,297			22,297	34,100		22,297
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		22,297
Tax liabilities, end of the period		34,100			22,297
PRT [Member] | 2020 [Member]
Tax liability recognized [Abstract]
Total		34,100			6,854	34,100		6,854
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		6,854
Tax liabilities, end of the period		34,100			6,854
PRT [Member] | 2021 [Member]
Tax liability recognized [Abstract]
Total		6,854			6,854	34,100		6,854
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		6,854
Tax liabilities, end of the period		34,100			6,854
PRT [Member] | 2022 Onwards [Member]
Tax liability recognized [Abstract]
Total		135,307			13,709	R$ 135,307		R$ 13,709
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		13,709
Tax liabilities, end of the period		R$ 135,307			R$ 13,709

[1]	PRT - payment of 24% in 24 installments, residual amount will not include usage of tax losses carryforward and will be paid in 60 months, according to MP no 766 of April 4, January 2017. The taxes included in the PRT are as follows: PIS, COFINS, CSLL, IRPJ and IRRF.